Other Current And Non-Current Assets - Summary of detailed information about other assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Marketing and advertising advances		R$ 42,233	R$ 28,669
Supplier advances		257,099	102,225
Employee advances		65,180	13,983
Rent advances and guarantee deposits		169,958	96,202
Prepaid insurance expenses		200,074	29,647
Surplus pension plan	[1]	683,425
Customs broker advances - Import taxes		34,016	34,932
Sublease receivables	[2]	357,538
Carbon credits		4,097	3,508
Receivables from service providers	[3]	135,030
Other		195,138	39,868
Total		2,143,788	349,034
Current		616,120	265,198
Non-current		R$ 1,527,668	R$ 83,836

[1]	Pension plan arising from the acquisition of Avon (note 4 and 28.2).
[2]	Refers to the sublease receivable from the New York office owned by Avon.
[3]	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.